SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2023	$ 597,597
2024	1,188,698
2025	1,185,450
2026	1,185,450
2027	1,185,450
Thereafter	5,849,733
Total remaining amortization expense	$ 11,192,378	$ 687,500